Organization and Principal Activities - Principle subsidiaries of Vies and Equity investees (Detail)	12 Months Ended
Dec. 31, 2017
Cheetah Technology
Percentage of ownership	100.00%
Zhuhai Juntian
Percentage of ownership	100.00%
Beijing Security
Percentage of ownership	100.00%
Conew Network
Percentage of ownership	100.00%
Cheetah Mobile America
Percentage of ownership	100.00%
HK Zoom
Percentage of ownership	100.00%
Youloft HK
Percentage of ownership	51.90%
Calendar
Percentage of ownership	100.00%
Cheetah Information
Percentage of ownership	100.00%
MobPartner
Percentage of ownership	100.00%
Moxiu Technology
Percentage of ownership	51.58%
Cheetah Mobile Singapore
Percentage of ownership	100.00%
Live.me.Inc
Percentage of ownership	52.10%
Hong Kong Live.me
Percentage of ownership	100.00%
Taiwan Cheetah
Percentage of ownership	100.00%
Japan Kingsoft
Percentage of ownership	46.10%
Beijing Lewo Wuxian Technology Co., Ltd
Percentage of ownership	100.00%
Baomi Technology
Percentage of ownership	50.52%
Cheetah Mobile Hong Kong
Percentage of ownership	100.00%
Beijing Conew
Percentage of ownership	0.00%
Beijing Mobile
Percentage of ownership	0.00%
Beijing Cheetah Network Technology Co Ltd.
Percentage of ownership	0.00%